UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 9/30

Date of reporting period: 12/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI Bond Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds — 58.15%

Corporate Bonds - Domestic — 49.57%
21st Century Fox America, Inc., 4.500%, 2/15/2021	$800,000	$846,153
Agilent Technologies, Inc., 5.000%, 7/15/2020	300,000	318,743
American International Group, Inc., 4.125%, 2/15/2024	600,000	634,819
American International Group, Inc., 5.850%, 1/16/2018	700,000	700,882
Anheuser-Busch InBev Worldwide, Inc., 7.750%, 1/15/2019	75,000	79,228
Applied Materials, Inc., 4.300%, 6/15/2021	225,000	238,731
Associates Corp. of North America, 6.950%, 11/1/2018	200,000	207,614
AT&T Inc, 4.250%, 3/1/2027	475,000	485,117
AvalonBay Communities, Inc., 2.950%, 9/15/2022	450,000	454,366
Bank of America Corp., 3.300%, 1/11/2023	1,000,000	1,023,708
BlackRock, Inc., 5.000%, 12/10/2019	500,000	525,943
Celgene Corp., 3.625%, 5/15/2024	500,000	514,925
Citigroup, Inc., 5.375%, 8/9/2020	550,000	590,253
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 5.450%, 6/15/2023 (a)	400,000	432,753
Discover Financial Services, 5.200%, 4/27/2022	475,000	511,768
Fifth Third Bank, 2.250%, 6/14/2021	400,000	396,372
Ford Motor Credit Co. LLC, 2.551%, 10/5/2018	850,000	852,628
General Electric Capital Corp., 6.000%, 8/7/2019	150,000	158,975
Goldman Sachs Group, Inc./The, 5.375%, 3/15/2020	1,025,000	1,087,179
Huntington National Bank/The, 5.375%, 2/28/2019	250,000	252,508
JPMorgan Chase & Co., 2.700%, 5/18/2023	1,225,000	1,217,876
Juniper Networks, Inc., 4.600%, 3/15/2021	625,000	655,047
Keycorp, 2.300%, 12/13/2018	680,000	681,163
Macy’s Retail Holdings Inc, 4.500%, 12/15/2034	80,000	68,211
Macy’s Retail Holdings Inc, 4.375%, 9/1/2023	400,000	403,975
McDonald’s Corp., 3.700%, 1/30/2026	98,000	102,327
MetLife, Inc., Series A, 6.817%, 8/15/2018	510,000	524,997
Morgan Stanley, 5.500%, 7/28/2021	656,000	718,143
National Oilwell Varco, Inc., 2.600%, 12/1/2022	450,000	439,951
Prudential Financial, Inc., 7.375%, 6/15/2019	400,000	429,685
Raymond James Financial, Inc., 3.625%, 9/15/2026	450,000	452,950
Synchrony Financial, 3.750%, 8/15/2021	500,000	513,118
Time Warner, Inc., 3.400%, 6/15/2022	800,000	816,508
TJX Cos, Inc./The, 2.250%, 9/15/2026	200,000	187,908
Verizon Communications, Inc., 2.450%, 11/1/2022	600,000	588,797
Wells Fargo & Co., 2.550%, 12/7/2020	500,000	502,237
Willis North America, Inc., 3.600%, 5/15/2024	280,000	285,043
Zoetis, Inc., 3.250%, 2/1/2023	485,000	493,011

TOTAL CORPORATE BONDS – DOMESTIC (Cost $19,110,934)		19,393,612

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments - continued

December 31, 2017 (Unaudited)

	Principal Amount	Fair Value
Corporate Bonds - Foreign — 8.58%

Corporate Bonds - Australia — 2.22%
National Australia Bank Ltd., 2.800%, 1/10/2022	$500,000	$502,623
Westpac Banking Corp., 4.875%, 11/19/2019	350,000	367,008

		869,631

Corporate Bonds - Canada — 2.07%
Canadian Pacific Railway Co., 6.500%, 5/15/2018	31,000	31,511
Encana Corp., 3.900%, 11/15/2021	450,000	462,875
Husky Energy, Inc., 4.000%, 4/15/2024	300,000	313,805

		808,191

Corporate Bonds - Cayman Island — 1.06%
Alibaba Group Holding Ltd., 3.600%, 11/28/2024	400,000	415,313

Corporate Bonds - Isle of Man — 0.94%
AngloGold Ashanti Holdings PLC, 5.125%, 8/1/2022	350,000	366,912

Corporate Bonds -Luxemburg— 1.21%
Schlumberger Investment, 3.650%, 12/1/2023	450,000	474,106

Corporate Bonds - Netherlands — 1.08%
Deutsche Telekom International Finance BV, 6.000%, 7/8/2019	400,000	421,930

TOTAL CORPORATE BONDS – FOREIGN (Cost $3,300,070)		3,356,083

TOTAL CORPORATE BONDS (Cost $22,411,004)		22,749,695

U.S. Treasury Obligations — 28.40%

United States Treasury Note, 1.000%, 11/30/2018	1,500,000	1,489,482
United States Treasury Note, 2.750%, 2/15/2024	760,000	780,084
United States Treasury Note, 2.000%, 2/15/2025	2,400,000	2,346,516
United States Treasury Note, 2.250%, 2/15/2027	1,475,000	1,455,900
United States Treasury Note, 1.750%, 4/30/2022	450,000	442,310
United States Treasury Note, 2.625%, 11/15/2020	1,075,000	1,094,526
United States Treasury Note, 1.625%, 2/15/2026	500,000	472,275
United States Treasury Note, 2.125%, 5/15/2025	1,650,000	1,625,121
United States Treasury Note, 2.125%, 8/31/2020	1,400,000	1,406,699

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,355,669)		11,112,913

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Schedule of Investments - continued

December 31, 2017 (Unaudited)

	Principal Amount	Fair Value
U.S. Government Agencies — 8.01%

Federal Home Loan Banks, 2.750%, 7/11/2031	$300,000	$287,888
Federal Home Loan Mortgage Corporation, 2.000%, 10/27/2023	700,000	693,997
Federal National Mortgage Association, 1.500%, 3/30/2026	800,000	800,218
Federal National Mortgage Association, 1.500%, 8/10/2021	600,000	584,353
Federal National Mortgage Association, 1.500%, 8/24/2021	795,000	766,277

TOTAL U.S. GOVERNMENT AGENCIES (Cost $3,174,314)		3,132,733

U.S. Government Mortgage Backed Agencies — 3.72%

Federal Home Loan Mortgage Corporation, Pool #A57160, 5.500%, 2/1/2037	19,506	21,334
Federal National Mortgage Association, Pool #745133, 5.500%, 11/1/2035	32,505	36,054
Federal National Mortgage Association, Pool #832648, 5.000%, 9/1/2035	15,448	16,767
Federal National Mortgage Association, Pool #832949, 5.000%, 9/1/2035	15,913	17,287
Federal National Mortgage Association, Pool #845549, 5.500%, 1/1/2036	46,578	52,605
Federal National Mortgage Association, Pool #878104, 5.500%, 4/1/2036	12,743	13,975
Federal National Mortgage Association, Pool #AB4300, 3.500%, 1/1/2042	297,299	307,080
Federal National Mortgage Association, Pool #AI8577, 3.000%, 8/1/2042	608,865	612,345
Federal National Mortgage Association, Pool #MA0918, 4.000%, 12/1/2041	358,863	377,034

TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (Cost $1,447,486)		1,454,481

	Shares
Preferred Stocks — 0.27%

Federal National Mortgage Association, Series S, 8.250%	12,000	105,600

TOTAL PREFERRED STOCKS (Cost $300,000)		105,600

Money Market Securities — 0.83%

Fidelity Investments Money Market Government Portfolio - Class I, 1.15% (b)	325,934	325,934

TOTAL MONEY MARKET SECURITIES (Cost $325,934)		325,934

TOTAL INVESTMENTS – 99.38% (Cost $39,014,407)		38,881,356

Other Assets in Excess of Liabilities – 0.62%		243,305

NET ASSETS – 100.00%		$39,124,661

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2017.

See accompanying notes which are an integral part of this schedule of investments.

At December 31, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for income tax purposes	$39,015,406

Gross unrealized appreciation	$375,391
Gross unrealized depreciation	(509,441)

Net unrealized appreciation on investments	$134,050

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Related Notes to the Schedule of Investments

December 31, 2017

(Unaudited)

The FCI Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

December 31, 2017

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

In accordance with the Trust’s valuation policies, Financial Counselors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which market quotations are not available or the price provided by the service is not reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at December 31, 2017 in valuing the Fund’s investments:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$—	$19,393,612	$—	$19,393,612
Foreign Corporate Bonds	—	3,356,083	—	3,356,083
U.S. Treasury Obligations	—	11,112,913	—	11,112,913
U.S. Government Agencies	—	3,132,733	—	3,132,733
U.S. Government Mortgage Backed Agencies	—	1,454,481	—	1,454,481
Preferred Stocks	105,600	—	—	105,600
Money Market Securities	325,934	—	—	325,934

Total	$431,534	$38,449,822	$—	$38,881,356

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of December 31, 2017 based on input levels assigned at September 30, 2017.

IRON Strategic Income Fund Schedule of Investments December 31, 2017 (Unaudited)

Convertible Notes – 10.35%	Principal Amount	Fair Value
Convertible Notes – Bermuda – 0.38%
Jazz Investments I Limited, 1.88%, 8/15/2021(a)	$400,000	$402,250

Convertible Notes – Domestic – 9.58%
Allscripts Healthcare Solutions, Inc., 1.25%, 7/1/2020	400,000	429,250
CalAmp Corporation, 1.63%, 5/15/2020	400,000	425,000
Citrix Systems, Inc., 0.50%, 4/15/2019	400,000	518,250
CSG Systems International, Inc., 4.25%, 3/15/2036	400,000	437,000
Echo Global Logistics, Inc., 2.50%, 5/1/2020	400,000	415,000
Electronics For Imaging, Inc., 0.75%, 9/1/2019	400,000	386,750
EZCORP, Inc., 2.13%, 6/15/2019	500,000	516,875
Gogo, Inc., 3.75%, 3/1/2020	400,000	368,750
Huron Consulting Group, Inc., 1.25%, 10/1/2019	500,000	467,813
Live National Entertainment, Inc., 2.50%, 5/15/2019	400,000	518,250
Macquarie Infrastructure Corporation, 2.88%, 7/15/2019	400,000	414,250
National Health Investors, Inc., 3.25%, 4/1/2021	400,000	451,250
NRG Yield, Inc., 3.50%, 2/1/2019(b)	400,000	405,750
NuVasive, Inc., 2.25%, 3/15/2021	400,000	471,000
Pandora Media, Inc., 1.75%, 12/1/2020	400,000	355,250
PennyMac Corporation, 5.38%, 5/1/2020	400,000	395,750
Prospect Capital Corporation, 4.75%, 4/15/2020	400,000	403,000
Quidel Corporation, 3.25%, 12/15/2020	400,000	605,250
Rovi Corporation, 0.50%, 3/1/2020	500,000	473,125
SEACOR Holdings, Inc., 3.00%, 11/15/2028	400,000	379,750
Vector Group Limited, 1.75%, 4/15/2020 (c)	500,000	578,437
Verint Systems, Inc., 1.50%, 6/1/2021	400,000	390,500
Wright Medical Group, Inc., 2.00%, 2/15/2020	400,000	412,250

		10,218,500

Convertible Notes – Mexico – 0.39%
Cemex SAB de CV, 3.72%, 3/15/2020(a)	400,000	415,000

TOTAL CONVERTIBLE NOTES (Cost $10,586,527)		11,035,750

See accompanying notes which are an integral part of this schedule of investments.

IRON Strategic Income Fund Schedule of Investments - continued December 31, 2017 (Unaudited)

U.S. Treasury Obligations – 3.89%	Principal Amount	Fair Value
United States Treasury Bill, 0.00%, 1/11/2018	$4,000,000	$3,998,827
United States Treasury Bill, 0.00%, 3/1/2018	150,000	149,694

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,148,479)		4,148,521

Mutual Funds – 32.63%	Shares	Fair Value
American Beacon SiM High Yield Opportunities Fund	71,737	696,570
BlackRock High Yield Portfolio - BlackRock Class	533,225	4,164,487
Deutsche High Income Fund - Institutional Class	40,543	193,392
Eaton Vance High Income Opportunities Fund - Class I	701,401	3,177,347
Eaton Vance Income Fund of Boston – Institutional Class	28,686	164,945
Federated Institutional High-Yield Bond Fund - Institutional Class	191,592	1,915,924
Guggenheim High Yield Fund	370,117	3,453,189
Janus Henderson High-Yield Fund - Class I	13,542	114,569
Lazard US Corporate Income Portfolio - Institutional Class	32,175	157,334
Lord Abbett High Yield Fund - Class I	339,729	2,629,501
MainStay High Yield Corporate Bond Fund - Class I	23,430	134,721
MassMutual Premier High Yield Fund	479,824	4,332,815
PIMCO High Yield Fund - Institutional Class	10,832	97,050
PIMCO High Yield Spectrum Fund - Institutional Class	711,039	7,110,393
Principal High Yield Fund - Institutional Class	73,681	549,657
Prudential High Yield Fund - Class Q	967,784	5,342,168
Vanguard High-Yield Corporate Fund - Admiral Shares	76,275	451,548
Voya High Yield Bond Fund - Class I	12,634	102,079

TOTAL MUTUAL FUNDS (Cost $34,906,480)		34,787,689

Exchange-Traded Funds – 43.18%
iShares iBoxx $ High Yield Corporate Bond ETF	47,375	4,133,943
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund(d)	25,000	2,512,000
PowerShares Fundamental High Yield Corporate Bond Portfolio	704,850	13,356,907
SPDR Bloomberg Barclays High Yield Bond ETF(d)	354,761	13,026,824

See accompanying notes which are an integral part of this schedule of investments.

IRON Strategic Income Fund Schedule of Investments - continued December 31, 2017 (Unaudited)
Exchange-Traded Funds (continued)	Shares	Fair Value
Vaneck Vectors Fallen Angel High Yield Bond ETF	434,407	$13,010,490

TOTAL EXCHANGE-TRADED FUNDS (Cost $46,188,392)		46,040,164

Money Market Securities – 10.45%(e)(f)
Federated Treasury Obligations Fund – Institutional Shares, 1.15%	2,587,876	2,587,876
Fidelity Investments Money Market Treasury Only – Class I, 1.11%	2,587,876	2,587,876
First American Treasury Obligations Fund – Class Z, 1.18%(g)	3,373,001	3,373,001
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.14%	2,587,876	2,587,876

TOTAL MONEY MARKET SECURITIES (Cost $11,136,629)		11,136,629

TOTAL INVESTMENTS — 100.50% (Cost $106,966,507)		107,148,753

Liabilities in Excess of Other Assets — (0.50)%		(500,780)

NET ASSETS - 100.00%		$106,647,973

(a)	Foreign corporate bond denominated in U.S. dollars.

(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Variable or Floating Rate Security. Rate disclosed is as of December 31, 2017. Rate is based on a fixed interest rate plus an amount equal to the common stock associated with the note.

(d)	All or a portion of the security was on loan as of December 31, 2017. The total value of securities on loan as of December 31, 2017 was $769,640.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2017.

(f)	All or a portion of these securities are held as collateral for outstanding swap agreements.

(g)	All or a portion of this security purchased with cash proceeds from securities on loan and serves as collateral for those securities as of December 31, 2017. The total value of collateral held for securities on loan was $785,125.

See accompanying notes which are an integral part of this schedule of investments.

IRON Strategic Income Fund Schedule of Investments - continued December 31, 2017 (Unaudited)

Total Return Swap Contracts at December 31, 2017
Referenced Asset	Fund Pays	Fund Receives	Counter-Party	Maturity Date	Notional Amount	Value	Unrealized Appreciation
iShares iBoxx	1-month USD	Total Return	Nomura	2/21/2018	$10,034,900	$10,039,260	$39,673
$ High Yield	LIBOR minus
Corporate	175 basis points
Bond ETF

See accompanying notes which are an integral part of this schedule of investments.

IRON Equity Premium Income Fund Schedule of Investments December 31, 2017 (Unaudited)

Exchange-Traded Funds – 97.07%	Shares	Fair Value
SPDR S&P 500 ETF Trust(a)	30,638	$8,176,056

TOTAL EXCHANGE-TRADED FUNDS (Cost $6,721,567)		8,176,056

Money Market Securities – 2.23%
Morgan Stanley Institutional Liquidity Fund – Institutional Class, 1.15%(b)	187,815	187,815

TOTAL MONEY MARKET SECURITIES (Cost $187,815)		187,815

TOTAL INVESTMENTS — 99.30% (Cost $6,909,382)		8,363,871

Other Assets in Excess of Liabilities — 0.70%		59,079

NET ASSETS - 100.00%		$8,422,950

(a) All or a portion of the security is held as collateral for written call options.
(b) Rate disclosed is the seven day effective yield as of December 31, 2017.

Written Call Option Contracts at December 31, 2017
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	(306)	$(8,165,915)	$274.00	January 26, 2018	$(4,284)

					$(4,284)

At December 31, 2017, the net unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Fund	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)	Tax Cost
Strategic Income Fund	$35,840	$(532,161)	$(496,321)	$107,645,074
Equity Premium Fund	1,481,919	—	1,481,919	6,877,668

See accompanying notes which are an integral part of this schedule of investments.

IRON Funds

Related Notes to the Schedule of Investments

December 31, 2017

(Unaudited)

The Iron Strategic Income Fund (the “Strategic Income Fund”) and the Iron Equity Premium Income Fund (the “Equity Premium Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on dividends have been provided for in accordance with the Funds understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

IRON Funds

Related Notes to the Schedule of Investments – continued

December 31, 2017

(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, each Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual fund. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of night pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

Written option contracts that the Fund invests in are generally traded on an exchange. The options in which the Fund invests are generally valued at the last trade price as provided by a pricing service. If the last sale price is not available, the options will be valued at the mean of the last bid and ask prices. The options will generally be categorized as Level 1 securities.

Privately negotiated investments, including total return swaps and credit default swaps, shall be valued from an independent third party pricing service. Where no price is available from an independent third party pricing service, the Adviser shall provide a fair value for each such investment, pursuant to a valuation model that has been approved by the Board. These securities will generally be categorized as Level 2 securities.

Debt securities, including convertible notes and U.S. Treasury Obligations, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

IRON Funds

Related Notes to the Schedule of Investments – continued

December 31, 2017

(Unaudited)

In accordance with the Trust’s valuation policies, IRON Financial, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the funds might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Fair value pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used in valuing the Funds’ investments as of December 31, 2017:

Strategic Income Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Convertible Notes*	$—	$11,035,750	—	$11,035,750
U.S. Treasury Obligations	—	4,148,521	—	4,148,521
Mutual Funds	34,787,689	—	—	34,787,689
Exchange-Traded Funds	46,040,164	—	—	46,040,164
Money Market Securities	11,136,629	—	—	11,136,629
Total Return Swap Contracts**	—	39,673	—	39,673

Total	$91,964,482	$15,223,944	$—	$107,188,426

Equity Premium Income Fund		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$8,176,056	$—	$—	$8,176,056
Money Market Securities	187,815	—	—	187,815

Total	$8,363,871	$—	$—	$8,363,871

Liabilities				Total
Written Call Options	$(4,284)	$—	$—	$(4,284)

Total	$(4,284)	$—	$—	$(4,284)

*	See schedule of investments for additional country information related to convertible notes.
**	Reflects net appreciation as of December 31, 2017.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels for the period ended December 31, 2017, based on input levels assigned at September 30, 2017.

IRON Funds

Related Notes to the Schedule of Investments – continued

December 31, 2017

(Unaudited)

Written Options Contracts - The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

Swap Agreements – The Strategic Income Fund may engage in swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indices, specific securities and commodities, credit default swaps, and total return swaps. Bilateral swap contracts are agreements in which the Strategic Income Fund and a counterparty agree to exchange periodic payments on a specific notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the over-the-counter (“OTC”) market and payments are settled through direct payments between the Strategic Income Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These centrally cleared swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM.

A credit default swap involves a protection buyer and a protection seller. The Strategic Income Fund may be either a protection buyer or seller. The protection buyer makes periodic premium payments to the protection seller during the swap term in exchange for the protection seller agreeing to make certain defined payments to the protection buyer in the event that certain defined credit events occur with respect to a particular security, issuer, or basket of securities. The “notional amount” of the swap agreement is the agreed upon amount or value of the underlying asset used for calculating the obligations that the parties to a swap agreement have agreed to exchange. The Strategic Income Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Strategic Income Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be collateralized by designating liquid assets on the Strategic Income Fund’s books and records. Upon entering into a credit default swap, the Strategic Income Fund is required to satisfy an initial margin requirement by delivering cash or securities. Subsequent payments are made or received by the Strategic Income Fund each day to settle daily fluctuations in the value of the contract (“variation margin”); which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. Periodic payments paid or received are recorded in realized gain/loss. Any premium paid or received by the Strategic Income Fund upon entering into a credit default swap contract is recorded as an asset or liability and amortized daily as a component of realized gain (loss) on the Statement of Operations. Payments made or received as a result of a credit event or termination of the contract, are recognized, net of a proportional amount of the upfront payment, as realized gains/losses. In addition to bearing the risk that the credit event will occur as a protection seller, the Strategic Income Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities, or that the counterparty may default on its obligation to perform.

IRON Funds

Related Notes to the Schedule of Investments – continued

December 31, 2017

(Unaudited)

In a credit default swap, the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. If physically settled, this value is obtained by delivering a debt security of the reference issuer to one party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). If cash settled, the two payment streams are netted out with the Strategic Income Fund receiving or paying only the net amount of the two payments. The Strategic Income Fund is usually a buyer of credit default swaps. When a credit event occurs as defined under the terms of the credit default swap contract, the Strategic Income Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) receive a net amount equal to the par value of the defaulted reference entity less its recovery value. The maximum potential amount of future payments that the Strategic Income Fund as a buyer of protection may receive if a credit event occurs is an amount equal to the notional amount of the contract.

Many of the markets in which the Strategic Income Fund effects its derivative transactions are “over-the-counter” or “interdealer” markets. The participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. When the Strategic Income Fund invests in derivative, over-the-counter transactions, it is assuming a credit risk with regard to parties with whom it trades and also bears the risk of settlement default. These risks may differ materially from those associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from such protections. This exposes the Strategic Income Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Strategic Income Fund to suffer a loss. In the event of the default or bankruptcy of a swap contract counterparty, the Strategic Income Fund will have contractual remedies pursuant to the swap contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

With centrally cleared swaps, there is minimal counterparty credit risk to the Strategic Income Fund since the exchange’s clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. However, credit risk still exists in centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.

A total return swap involves a total return receiver and a total return payor. The Strategic Income Fund may either be a total return receiver or payor. Generally, the total return payor sells to the total return receiver an amount equal to all cash flows and price appreciation on a defined security or asset payable at periodic times during the swap term (i.e, credit risk) in return for a periodic payment from the total return receiver based on a designated index (e.g., LIBOR) and spread plus the amount of any price depreciation on the reference security or asset. The total return payor does not need to own the underlying security or asset to enter into a total return swap. The final payment at the end of the swap term includes final settlement of the current market price of the underlying reference security or asset, and payment by the applicable party for any appreciation or depreciation in value. Usually, collateral must be posted by the total return receiver to secure the periodic interest-based and market price depreciation payments depending on the credit quality of the underlying reference security and creditworthiness of the total return receiver, and the collateral amount is marked-to-market daily equal to the market price of the underlying reference security or asset between periodic payment dates.

To mitigate counterparty risk on swap agreements, the Strategic Income Fund may require the counterparty to post collateral to the Strategic Income Fund’s custodian to cover the Strategic Income Fund’s exposure. This collateral is generally in cash and is invested in a money market fund. A counterparty may also require the Strategic Income Fund to post collateral to a segregated account at the Fund’s custodian. As of December 31, 2017, the Strategic Income Fund’s segregated collateral for outstanding swap contracts in the amount of $10,351,504.

IRON Funds

Related Notes to the Schedule of Investments – continued

December 31, 2017

(Unaudited)

Security loans – Under the terms of the securities lending agreement with U.S. Bank, the Strategic Income Fund may make loans of its portfolio securities (in an amount up to 25% of Fund net assets) to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, loans will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. In accordance with current positions of the staff of the SEC, the Fund may engage in loan transactions only under the following conditions: (1) a Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in fair value; (5) the Fund may pay only reasonable fees in connection with the loan; and (6) the Fund must be able to vote proxies on the securities loaned as deemed appropriate by the Adviser, either by terminating the loan or by entering into an alternative arrangement with the borrower. Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation). At all times the margin of collateral to fair value of loaned securities shall be at least 102%.

As of December 31, 2017, the Strategic Income Fund loaned securities having a fair value of $769,640 and received $785,125 of cash collateral for the loan from the following counterparties: Cantor Fitzgerald & Co., and Merrill Lynch Pierce Fenner & Smith, Inc. This cash was invested in money market securities.

Appleseed Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks — 70.48%

Business Services — 1.82%
Syntel, Inc.*	147,289	$3,386,174

Consumer Discretionary — 7.85%
Bayerische Motoren Werke AG (Germany)	51,000	5,312,933
Hyundai Home Shopping Network Corp. (South Korea)	82,663	9,336,556

		14,649,489

Consumer Staples — 5.77%
Herbalife Ltd. (Cayman Islands) *	159,100	10,774,252

Financials — 11.12%
Air Lease Corp.	80,475	3,870,043
Brighthouse Financial, Inc. *	125,675	7,369,582
Oaktree Capital Group, LLC (a)	226,126	9,519,905

		20,759,530

Health Care — 2.30%
Joint Corp./The *	30,000	149,700
Paramount Bed Holdings Co. Ltd. (Japan)	83,700	4,144,704

		4,294,404

Industrials — 10.25%
Bollore SA (France)	970,000	5,269,538
Spirit Airlines, Inc. *	223,310	10,015,454
Titan International, Inc.	298,988	3,850,965

		19,135,957

Information Technology — 5.84%
QUALCOMM, Inc.	106,100	6,792,522
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	103,341	4,097,471

		10,889,993

Materials — 5.82%
CF Industries Holdings, Inc.	99,775	4,244,429
Mosaic Co./The	257,837	6,616,097

		10,860,526

Pharmaceuticals — 1.65%
Novartis AG (Switzerland) (a)	36,750	3,085,530

Real Estate — 2.87%
Jones Lang LaSalle, Inc.	36,015	5,363,714

Telecommunication Services — 9.54%
China Mobile Ltd. (Hong Kong) (a)	152,300	7,697,242
SK Telecom Co., Ltd. (South Korea)	230,529	6,434,064
Verizon Communications, Inc. (a)	69,265	3,666,196

		17,797,502

Transportation — 5.65%
COSCO SHIPPING Ports Ltd. (Hong Kong)	4,738,000	4,930,325
Stagecoach Group PLC (United Kingdom)	2,528,883	5,623,078

		10,553,403

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments - continued

December 31, 2017 (Unaudited)

	Shares	Fair Value
Total Common Stocks (Cost $113,393,830)		$131,550,474

Exchange-Traded Funds — 1.16%

VanEck Merk Gold Shares *	168,000	2,158,800

Total Exchange-Traded Funds (Cost $1,927,944)		2,158,800

Closed-End Trusts — 14.80%

Sprott Physical Gold Trust (Canada) (b) *	2,608,366	27,622,596

Total Closed-End Trusts (Cost $26,056,945)		27,622,596

	Principal Amount
Foreign Government Bonds — 5.93%

Mexican Bonos, Series M, 4.75%, 6/14/2018 (c)	$130,000,000	$6,531,440
Singapore Government Bond, 2.50%, 6/1/2019 (c)	6,000,000	4,539,589

Total Foreign Government Bonds (Cost $11,215,394)		11,071,029

Certificates of Deposit — 1.49%

Beneficial Bank, 0.25%, 1/18/2018	250,000	250,000
Community Bank, 0.35%, 3/8/2018	250,000	250,000
Community Bank, 0.75%, 9/20/2018 (d)	1,030,370	1,030,370
New Resource Bank, 0.05%, 1/18/2018	249,582	249,582
Self-Help Federal Credit Union, 0.25%, 1/28/2018	250,000	250,000
Self-Help Federal Credit Union, 0.25%, 2/28/2018	250,000	250,000
Spring Bank, 1.00%, 12/28/2018	250,000	250,000
Sunrise Bank, 0.12%, 1/3/2018	250,000	250,000

Total Certificates of Deposit (Cost $2,779,952)		2,779,952

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Investments - continued

December 31, 2017 (Unaudited)

	Shares	Fair Value
Money Market Securities — 7.87%

Federated Government Obligations Fund, Institutional Class, 1.16% (e)	$13,220,211	$13,220,211
Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.19% (e)	1,463,955	1,463,955

Total Money Market Securities (Cost $14,684,166)		14,684,166

Total Investments – 101.73% (Cost $170,058,231)		189,867,017

Liabilities in Excess of Other Assets – (1.73)%		(3,220,176)

NET ASSETS – 100.00%		$186,646,841

(a)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on December 31, 2017, was $16,486,766.
(b)	Passive Foreign Investment Company
(c)	Foreign-denominated security. Principal amount is reflects local currency.
(d)	Certificates of Deposit purchased through Certificate of Deposit Account Registry Service (“CDARS”). Deposits occur in increments below the standard Federal Deposit Insurance Corporation (“FDIC”) insurance maximum so that both principal and interest are FDIC insured.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2017.
*	Non-income producing security.

At December 31, 2017, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for income tax purposes	$164,819,671

Gross unrealized appreciation	$20,734,645
Gross unrealized depreciation	(5,532,072)

Net unrealized appreciation on investments	$15,202,573

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Securities Sold Short

December 31, 2017 (Unaudited)

	Shares	Fair Value
Common Stocks -Short- (5.28%)

Consumer Discretionary - (2.35%)
Aaron’s, Inc.	(20,000)	$(797,000)
PedMed Express, Inc.	(23,000)	(1,046,500)
Sleep Number Corp.*	(47,000)	(1,766,730)
Wingstop, Inc.	(20,000)	(779,600)

		(4,389,830)

Financials - (0.71%)
Bank of the Ozarks, Inc.	(15,000)	(726,750)
BOFI Holding, Inc.*	(20,000)	(598,000)

		(1,324,750)

Health Care - (0.49%)
MiMedx Group, Inc. *	(73,000)	(920,530)

Industrials - (0.52%)
Avis Budget Group, Inc. *	(12,000)	(526,560)
Hertz Global Holdings, Inc. *	(20,000)	(442,000)

		(968,560)

Information Technology - (0.99%)
PTC, Inc. *	(18,000)	(1,093,860)
ViaSat, Inc. *	(10,000)	(748,500)

		(1,842,360)

Telecommunication Services - (0.22%)
Sprint Corp.*	(69,000)	(406,410)

TOTAL COMMON STOCKS - SHORT- (Proceeds Received $8,140,141)		$(9,852,440)

*	Non-dividend expense producing security.

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Schedule of Futures Contracts

December 31, 2017 (Unaudited)

Short Futures Contracts	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
Japanese Yen Currency Futures Contract	(41)	March 2018	$(4,568,425)	$(4,568,425)	$24,722

TOTAL SHORT
FUTURES CONTRACTS	(41)				$24,722

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Related Notes to the Schedule of Investments

December 31, 2017

(Unaudited)

The Appleseed Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (REITS) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including domestic, and foreign common stocks, exchange-traded funds and closed-end trusts that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2017

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the mutual fund. These securities will be categorized as Level 1 securities.

Debt securities, including corporate bonds, U.S. government securities, and foreign government bonds, are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Pekin Singer Strauss Asset Management, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$131,550,474	$—	$—	$131,550,474
Exchanged-Traded Funds	2,158,800	—	—	2,158,800
Closed-End Trusts	27,622,596	—	—	27,622,596
Foreign Government Bonds	—	11,071,029	—	11,071,029
Certificates of Deposit	—	2,779,952	—	2,779,952
Short Futures Contracts**	24,722	—	—	24,722
Money Market Securites	14,684,166	—	—	14,684,166

Total	$176,040,758	$13,850,981	$—	$189,891,739

*	Refer to Schedule of Investments for industry classifications.
**	The amount shown represents the net unrealized appreciation of the futures contracts.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2017

(Unaudited)

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Short Common Stocks*	$(9,852,440)	$—	$—	$(9,852,440)

Total	$(9,852,440)	$—	$—	$(9,852,440)

*	Refer to Schedule of Investment for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels as of December 31, 2017 based on input levels assigned at September 31, 2017.

Spouting Rock/Convex Global Dynamic Risk Fund

Schedule of Investments

December 31, 2017 (Unaudited)

	Shares	Fair Value
Exchange-Traded Funds — 88.48%

Consumer Discretionary Select Sector SPDR Fund	790	$77,965
Consumer Staples Select Sector SPDR Fund	2,323	132,155
Financial Select Sector SPDR Fund	5,947	165,981
Health Care Select Sector SPDR Fund	1,808	149,485
Industrial Select Sector SPDR Fund	1,748	132,271
iShares 7-10 Year Treasury Bond ETF	1,144	120,772
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,848	346,203
iShares MBS ETF	1,559	166,174
iShares MSCI Canada ETF	4,049	120,012
iShares MSCI Germany Index Fund	6,786	224,074
iShares MSCI Japan ETF	1,906	114,227
iShares MSCI Japan Small-Cap ETF	1,607	128,223
Materials Select Sector SPDR Trust	2,148	130,018
PowerShares QQQ Trust Series 1	679	105,761
SPDR Bloomberg Barclays High Yield Bond ETF	9,429	346,233
SPDR S&P 500 ETF	1,166	311,159
Technology Select Sector SPDR Fund	1,986	127,005
Utilities Select Sector SPDR Fund	2,281	120,163
Vanguard Mid-Cap ETF	1,135	175,675
Vanguard Mid-Cap Growth ETF	901	115,076
Vanguard Mid-Cap Value ETF	2,010	224,256
Vanguard REIT ETF	2,005	166,375
Vanguard Small-Cap Value ETF	1,245	165,311
Vanguard Value ETF	2,110	224,335

Total Exchange-Traded Funds (Cost $3,847,977)		4,088,909

Money Market Securities — 0.93%

Fidelity Investments Money Market Government Portfolio, Institutional Class, 1.19% (a)	42,885	42,885

Total Money Market Securities (Cost $42,885)		42,885

Total Investments – 89.41% (Cost $3,890,862)		4,131,794

Other Assets in Excess of Liabilities – 10.59%		489,575

NET ASSETS – 100.00%		$4,621,369

(a)	Rate disclosed is the seven day effective yield as of December 31, 2017.

ETF – Exchange-Traded Fund

REIT – Real Estate Investment Trust

SPDR – Standard & Poor’s Depositary Receipts

At December 31, 2017, the net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

Unrealized appreciation	$232,952
Unrealized depreciation	(2,027)

Net unrealized appreciation on investments	$230,925

Aggregate cost of securities for federal income tax purposes	$3,900,869

See accompanying notes which are an integral part of this schedule of investments.

Spouting Rock/Convex Global Dynamic Risk Fund

Related Notes to the Schedule of Investments

December 31, 2017

(Unaudited)

The Spouting Rock/Convex Global Dynamic Risk Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including exchange-traded funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Spouting Rock/Convex Global Dynamic Risk Fund

Related Notes to the Schedule of Investments - continued

December 31, 2017

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Spouting Rock Fund Management (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2017:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,088,909	$—	$—	$4,088,909
Money Market Securities	42,885	—	—	42,885

Total	$4,131,794	$—	$—	$4,131,794

The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any Levels as of December 31, 2017 based on input levels assigned at September 30, 2017.

Item 2. Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By /s/ David R. Carson
David R. Carson, President

Date 2/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David R. Carson
David R. Carson, President

Date 2/27/2018

By /s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date 2/27/2018